Capital Purchase Program - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 16, 2009	Dec. 31, 2013	Dec. 07, 2011
Equity, Class of Treasury Stock [Line Items]
Common stock warrant issued	$ 4.0
Warrant Expiration Period		2019-01
Series A Preferred Stock [Member]
Equity, Class of Treasury Stock [Line Items]
Redemption of share, value			108.7
Preferred stock redemption, shares			108,676
Purchase of common stock against warrant		517,012
Purchase of common stock against warrant, exercise price		31.53
One-time Non-cash Reduction [Member]
Equity, Class of Treasury Stock [Line Items]
Net income available to common shareholders		1.8
Net income available to common shareholders, per share amount		0.06